Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Components of Accrued Liabilities
The components of accrued liabilities are as follows (in thousands):

	December 31,
	2013	2012
Compensation and benefits	$130,455	$71,246
Medical insurance and workers’ compensation	26,399	18,448
Customer volume discounts and rebates	11,436	13,365
Franchise, property, sales and use taxes	20,232	9,337
Asset retirement obligations	4,002	—
Severance	8,172	—
Other	13,362	10,300
Total	$214,058	$122,696